The Company, basis of presentation and significant accounting policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Percentage of revenues which were earned and subject to regulations	33.00%
United States Government
Disclosure of major customers [line items]
Percentage of revenues which were earned and subject to regulations	33.00%	34.00%	33.00%